BUSINESS COMBINATIONS AND INVESTMENTS	12 Months Ended
Dec. 31, 2025
BUSINESS COMBINATIONS AND INVESTMENTS
BUSINESS COMBINATIONS AND INVESTMENTS

3.    BUSINESS COMBINATIONS AND INVESTMENTS

For the year ended December 31, 2025, GFL acquired 20 businesses, each of which GFL considers to be individually immaterial.

The following table presents the purchase price allocation based on the best information available to GFL to date for the periods indicated:

	Year ended December 31,
	2025	2024(1)
Net working capital, including cash acquired of $3.6 million and $9.3 million, respectively	$(18.6)	$6.1
Property and equipment	264.6	373.5
Intangible assets	356.5	105.0
Other long-term assets	3.3	—
Goodwill	386.2	119.8
Lease obligations	(4.5)	(0.4)
Other long-term liabilities	(2.3)	(2.4)
Landfill closure and post-closure obligations	(14.9)	(16.5)
Deferred income tax (liabilities) assets	(15.7)	6.1
Net assets acquired	$954.6	$591.2

Non-cash consideration transferred	$2.1	$—
Cash paid	952.5	591.2
Total Consideration	$954.6	$591.2

(1)Comparative figures have not been re-presented.

In addition to the cash consideration noted above, during the year ended December 31, 2025, GFL paid $5.3 million in additional consideration related to acquisitions from prior years.

GFL finalizes purchase price allocations relating to acquisitions within 12 months of the respective acquisition dates and, as a result, there may be differences between the provisional estimates reflected above and the final acquisition accounting. During the year ended December 31, 2025, GFL finalized the purchase price allocations for certain acquisitions resulting in a decrease in net working capital of $5.6 million, a decrease in property and equipment of $95.0 million, an increase in intangible assets of $78.4 million, an increase in other long term assets of $3.3 million, an increase in lease obligations of $0.7 million, an increase in deferred income tax liabilities of $0.5 million and an increase in goodwill of $20.1 million.

Approximately $296.7 million of the goodwill acquired during the year ended December 31, 2025 (all of the goodwill acquired during the year ended December 31, 2024) is expected to be deductible for tax purposes.

Since the respective acquisition dates, revenue and income before income taxes of approximately $120.4 million and $6.8 million, respectively, attributable to the 2025 acquisitions, are included in these Annual Financial Statements.

Pro forma results of operations

If the 2025 acquisitions had occurred on January 1, 2025, the unaudited consolidated pro forma revenue and income before income taxes for the year ended December 31, 2025 would have been $6,785.5 million and $235.6 million, respectively. The pro forma results do not purport to be indicative of the results of operations which would have resulted had the acquisitions occurred at the beginning of the year, nor are they necessarily indicative of future operating results.

Investments in Associates and Joint Ventures

The following table presents the carrying value of GFL’s investments accounted for using the equity method for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Investment in associates	$1,782.9	$217.6
Investment in joint ventures	115.1	126.8
	$1,898.0	$344.4

(1)Comparative figures have not been re-presented.

Associates

GFL has accounted for its investments in associates using the equity method.

	December 31, 2025	December 31, 2024
Investment in associates, beginning of year	$217.6	$229.1
Additions	1,706.1	—
Net assets gained on dilution of interests	195.4	—
Share of net loss	(44.7)	(10.3)
Share of other comprehensive loss	(2.3)	(1.2)
Distribution received	(203.8)	—
Changes in foreign exchange	(85.4)	—
Investment in associates, end of year	$1,782.9	$217.6

Effective March 1, 2025, GFL completed the divestiture of GFL Environmental Services for an enterprise value of $8.0 billion. Funds managed by affiliates of Apollo Global Management, Inc. (the “Apollo Funds”) and BC Partners Advisors LP (the “BC Funds”) each acquired an approximate 28% equity interest in GFL Environmental Services JV LP (“GES”). GFL retained an approximate 44% non-controlling equity interest in GES, which was initially recognized at $1.7 billion. On September 3, 2025, HPS Investment Partners, LLC (“HPS”) subscribed for an equity interest in GES in exchange for its Paid in Kind notes (“PIK Notes”) of GES. As a result of the subscription by HPS for its approximately 22% interest, our equity investment in GES was reduced to approximately 34% and each of the BC Funds’ and Apollo Funds’ equity investment was reduced to approximately 22%. We have the option to repurchase the balance of the equity of GES within five years of the closing date of the divestiture (the “Call Option”). For the year ended December 31, 2025, GFL recorded a gain on dilution of its interest in GES of $6.5 million included in other ($nil for the year ended December 31, 2024).

The Call Option is accounted for as a stand-alone derivative asset which is measured at fair value through profit or loss. As at March 1, 2025 and December 31, 2025, the Call Option had a fair value of $200.0 million and $140.0 million, respectively, with the initial measurement included in gain on divestiture and classified within other long-term assets.

The tables below provide summarized financial information for GFL’s material associate, GES:

	December 31, 2025	December 31, 2024
Current assets	$622.6	$—
Non-current assets	8,542.8	—
Current liabilities	(377.4)	—
Non-current liabilities	(3,897.3)	—
Net assets	$4,890.7	$—
GFL’s share of net assets	1,662.8	—
Changes in foreign exchange	(61.8)	—
Carrying value of investment	$1,601.0	$—

	Year ended December 31,
	2025	2024
Revenue	$1,603.9	$—
Loss from continuing operations	(61.3)	—
Other comprehensive income	7.6	—
Total comprehensive loss	$(53.7)	$—
GFL’s share of total comprehensive loss	$(28.0)	$—

On September 2, 2025, Green Infrastructure Partners Inc. (“GIP”) issued equity to funds managed by Energy Capital Partners, LLC in connection with GIP’s recapitalization. The transaction resulted in a reduction of GFL’s equity investment in GIP to approximately 30.1%. For the year ended December 31, 2025, GFL recorded a gain on dilution of its interest in GIP of $186.7 million included in other ($nil for the year ended December 31, 2024).

Joint Ventures

GFL has invested in certain renewable natural gas (“RNG”) projects through joint ventures. GFL considers each joint venture to be individually immaterial. GFL has accounted for these investments in joint ventures using the equity method.

	December 31, 2025	December 31, 2024
Investment in joint ventures, beginning of year	$126.8	$89.9
Contributions	4.2	24.9
Return of capital	(7.0)	—
Share of total comprehensive income	5.7	28.5
Distribution received	(9.1)	(25.9)
Change in foreign exchange	(5.5)	9.4
Investment in joint ventures, end of year	$115.1	$126.8

GFL has also invested in other sustainability projects with strategic partners to construct anaerobic biodigesters. During the year ended December 31, 2025, GFL advanced a loan of $nil ($27.9 million for the year ended December 31, 2024) to these sustainability projects.